ASYMmetric ETFs Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

January 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ASYMmetric ETFs Trust (the “Trust”)
File Nos.: 333-250955 and 811-23622
ASYMmetric Smart Alpha S&P 500® ETF (S000079449)
ASYMmetric Smart Income ETF (S000079450)
(together, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 27, 2023, and filed electronically as Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N‑1A on January 25, 2023.

If you have any questions or require further information, do not hesitate to contact me at (414) 516-1556 or Kathryne.Keough@usbank.com.

Sincerely,

/s/ Kathryne E. Keough
Kathryne E. Keough
For U.S. Bank Global Fund Services, as Administrator to the Funds